Supplemental Cash Flow Information (Tables)	6 Months Ended
Jun. 30, 2020
Supplemental Cash Flow Information
Schedule of Supplemental Cash Flow Information
	Six Months Ended June 30
(in thousands)	2020	2019

Supplemental disclosure of cash flow information
Interest paid	$4,110	$—
Income tax paid	$—	$—

Non cash financing and investing activities
Issuance of convertible preferred stock for Merger	$566,124	$—
Reclass of shares settled liability for intangible asset to stock-based compensation	$1,000	$—
Issuance of common stock – subsidiary share exchange	$2,042	$—
Reclass of shares settled liability to additional paid-in capital for issuance of common stock	$9,054
Lender advanced loan proceeds direct to fuboTV	$7,579	$—
Accrued Series D Preferred Stock dividends	$17	$—
Deemed dividend related to immediate accretion of redemption feature of convertible preferred stock settlement of liability	$171	$—
Common stock issued for lease settlement	$—	$130
Right-of-use assets exchanged for operating lease liabilities	$5,395	$—